Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 258,749,949
Previously Paid Amount	0
Total Fee Amount	38,191.5
Total Offset Amount	0
Net Fee	$ 38,191.5